INCOME TAXES	3 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011
INCOME TAXES
NOTE 10 - INCOME TAXES

Significant components of the Company’s deferred taxes as of August 31, 2011 and May 31, 2011 are as follows (in thousands):

	August 31,	May 31,
	2011	2011

Deferred Tax Assets:
Current deferred tax assets:
Accrued liabilities	$244	$204
Deferred revenue	51	51
Inventories	106	102
Allowance for doubtful accounts	81	93
	482	450
Valuation allowance	(482)	(450)
Current deferred tax assets, net of valuation allowance	-	-

Non-current deferred tax assets:
Net operating loss	10,924	10,781
Accrued liabilities	494	409
Intangible assets	341	258
Fixed assets	217	203
Licenses	11	12
Other	39	42
	12,026	11,705
Valuation allowance	(12,026)	(11,705)
Non-current deferred tax assets, net of valuation allowance	-	-

The Company has approximately $32,129,000 of net operating losses at August 31, 2011, which are available to reduce the Company’s future taxable income and will expire in the years 2027 through 2032.  As a result of a change in ownership of Teletouch on August 11, 2011 (see “Change of Ownership and Voting Control of Teletouch” in Note 12 – “Shareholders’ Equity” for additional discussion on the change of control transaction), which constituted a change of control of the Company under the Internal Revenue Code, the Company’s ability to utilize the net operating losses it has accumulated through August 11, 2011 (the date of the change of control) to offset future taxable income will be limited under Section 382 of the Internal Revenue Code.  As of the date of this Report, the Company has not determined the specific limitation amount but believes such limitations will significantly reduce its ability to offset future taxable income with its existing net operating losses. The utilization of some of these losses may be further limited under other applicable provisions of the Internal Revenue Code.

The Company has not taken a tax position that, if challenged, would have a material effect on the financial statements or the effective tax rate as of August 31, 2011 and has not recognized any additional liabilities for uncertain tax positions under the guidance of ASC 740. The Company’s tax years 2005 through 2010 for federal returns and 2009 through 2011 for state returns remain open to major taxing jurisdictions in which we operate, although no material changes to unrecognized tax positions are expected within the next year.

NOTE 9 - INCOME TAXES

The components of the Company’s total provision for income taxes for the following two fiscal years are (in thousands):

	May 31,
	2011	2010
Current income tax expense
Federal	$-	$40
State	153	244
Total current provision	153	284
Deferred income tax expense	-	-
Total provision for income taxes	$153	$284

The Company’s effective tax rate differed from the federal statutory income tax rate as follows (in thousands):

	May 31,
	2011	2010

Income tax provision (benefit) at the federal statutory rate	$(811)	$641
Effect of valuation allowance	820	(1,545)
Permanent differences	40	28
State income taxes, net of federal benefit	101	162
Overaccrual of prior year NOL carryforwards	-	996
Other	3	2
Provision for income taxes	$153	$284

Teletouch uses the liability method to account for income taxes. Under this method, deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates that are expected to be in effect when the differences reverse.

Significant components of the Company’s deferred taxes as of May 31, 2011 and May 31, 2010 are as follows (in thousands):

	May 31,
	2011	2010

Deferred Tax Assets:
Current deferred tax assets:
Accrued liabilities	$204	$548
Deferred revenue	51	55
Inventories	102	83
Allowance for doubtful accounts	93	138
	450	824
Valuation allowance	(450)	(824)
Current deferred tax assets, net of valuation allowance	-	-

Non-current deferred tax assets:
Net operating loss	10,781	9,769
Accrued liabilities	409	278
Intangible assets	258	228
Fixed assets	203	174
Licenses	12	15
Other	42	47
	11,705	10,511
Valuation allowance	(11,705)	(10,511)
Non-current deferred tax assets, net of valuation allowance	-	-

The Company has approximately $31,708,000 of net operating losses at May 31, 2011, which are available to reduce the Company’s future taxable income and will expire in the years 2026 through 2031.  As a result of a change in ownership of Teletouch on August 11, 2011 (see “Change of Ownership and Voting Control of Teletouch in Note 16 – “Subsequent Events” for additional discussion on the change of control transaction)  , which constituted a change of control of the Company under the Internal Revenue Code, the Company’s ability to utilize the net operating losses it has accumulated through August 11, 2011 (the date of the change of control) to offset future taxable income will be limited under Section 382 of the Internal Revenue Code.  As of the date of this Report, the Company has not determined the specific limitation amount but believes such limitations will significantly reduce its ability to offset future taxable income with its existing net operating losses. The utilization of some of these losses may be further limited under other applicable provisions of the Internal Revenue Code.

The current Company policy classifies any interest recognized on an underpayment of income taxes and any statutory penalties recognized on a tax position taken as interest expense in its consolidated statements of operations.  There was an insignificant amount of interest and penalties recognized and accrued as of May 31, 2011. The Company has not taken a tax position that, if challenged, would have a material effect on the financial statements or the effective tax rate for fiscal year ended May 31, 2011 and has not recognized any additional liabilities for uncertain tax positions under the guidance of ASC 740. The Company’s tax years 2005 through 2010 for federal returns and 2009 through 2011 for state returns remain open to major taxing jurisdictions in which we operate, although no material changes to unrecognized tax positions are expected within the next year.